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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   February 8, 2008



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Investment Funds
        CIK No. 0000826644

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Funds (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM China Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM International Total Return Fund, AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Trimark Fund, AIM Trimark Endeavor Fund, AIM Trimark Small Companies Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 81 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 81 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 6, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

   Sincerely,

   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel

A Member of the AMVESCAP Group